Trade and other payables - Schedule of trade and other payables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 2,760,002	$ 2,995,726
Accrued liabilities	4,348,417	4,455,346
Other payables	0	59,699
Total trade and other current payables	$ 7,108,419	$ 7,510,771